Financial assets and liabilities - Risk Management Strategy and Loss before income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities		$ (1,836,000)
Foreign currency risk
Reasonably possible increase in interest rates
Reasonably possible increase in interest rates	5.00%
Loss before income taxes	$ 3,406	44
Foreign currency risk | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(3,382)	(3,028)
Foreign currency risk | Other liabilities
Reasonably possible increase in interest rates
Financial liabilities	(99)	(221)
Foreign currency risk | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,676)	(1,836)
Foreign currency risk | Cash
Reasonably possible increase in interest rates
Financial assets	83,913	14,800
Foreign currency risk | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	7,431	3,125
Foreign currency risk | US dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(734)	(545)
Foreign currency risk | US dollars | Cash
Reasonably possible increase in interest rates
Financial assets	61,644	49
Foreign currency risk | US dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	5,002	1,114
Foreign currency risk | Euro | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,700)	(1,768)
Foreign currency risk | Euro | Other liabilities
Reasonably possible increase in interest rates
Financial liabilities	(99)	(221)
Foreign currency risk | Euro | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(95)	(172)
Foreign currency risk | Euro | Cash
Reasonably possible increase in interest rates
Financial assets	1,899	700
Foreign currency risk | Euro | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	2,197	1,715
Foreign currency risk | Canadian dollars | Accounts payable and accrued liabilities
Reasonably possible increase in interest rates
Financial liabilities	(948)	(715)
Foreign currency risk | Canadian dollars | Lease liabilities
Reasonably possible increase in interest rates
Financial liabilities	(1,581)	(1,664)
Foreign currency risk | Canadian dollars | Cash
Reasonably possible increase in interest rates
Financial assets	20,370	14,051
Foreign currency risk | Canadian dollars | Trade and other receivables
Reasonably possible increase in interest rates
Financial assets	$ 232	$ 296